Warrants - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Aug. 25, 2021 shares	Feb. 07, 2021 $ / shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares shares	Aug. 26, 2021 $ / shares
Class of Warrant or Right [Line Items]
Recapitalization exchange ratio			81,215,955
Warrants outstanding (in shares)			14,554,773		14,554,773	0
Proceeds from exercise of common stock warrants - related party | $					$ 2	$ 0
Warrants exercised (in shares)			0		(275)
Expiration period		5 years
Change in fair value of warrant liability | $			$ (14,700)	$ (88)	$ 1,239	$ 411
Notice period to redeem warrants		30 days
Option One
Class of Warrant or Right [Line Items]
Trading price (in dollars per share) | $ / shares		$ 0.01
Trading period		20 days
Threshold trading days		30 days
Option One | Minimum
Class of Warrant or Right [Line Items]
Trigger price (in dollars per share) | $ / shares		$ 18.00
Option Two
Class of Warrant or Right [Line Items]
Period when warrants become exercisable		90 days
Option Two | Minimum
Class of Warrant or Right [Line Items]
Trigger price (in dollars per share) | $ / shares		$ 10.00
Preferred Stock Warrants | Legacy Volta
Class of Warrant or Right [Line Items]
Warrants converted (in shares)	208,993
Class B Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)					(371,000)
Class B Common Stock Warrants | Legacy Volta
Class of Warrant or Right [Line Items]
Trading price (in dollars per share) | $ / shares					$ 0.01
Warrants exercised (in shares)					(182,025)
Class A Common Stock warrants
Class of Warrant or Right [Line Items]
Trading price (in dollars per share) | $ / shares		$ 11.50						$ 11.50
Warrants converted (in shares)					188,638
Warrants outstanding (in shares)			9,773,835		9,773,835
Public Warrants
Class of Warrant or Right [Line Items]
Trading price (in dollars per share) | $ / shares			$ 0.85		$ 1.86
Warrants outstanding (in shares)			8,621,440		8,621,440	0
Warrants exercised (in shares)			0		(275)
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			5,933,333		5,933,333	0
Warrants exercised (in shares)			0		0
Period of certain limited exceptions		30 days
Preferred Class B
Class of Warrant or Right [Line Items]
Trading price (in dollars per share) | $ / shares							$ 1.0475
Warrants issued (in shares)							209,029
Class A Common Stock
Class of Warrant or Right [Line Items]
Recapitalization exchange ratio		1.2135
Class A Common Stock | Legacy Volta
Class of Warrant or Right [Line Items]
Exercised outstanding shares (in shares)	253,613
Class B Common Stock | Legacy Volta
Class of Warrant or Right [Line Items]
Trading price (in dollars per share) | $ / shares						$ 1.31
Warrants issued (in shares)						381,679
Valued price of warrants (in dollars per share) | $ / shares						$ 0.76
Proceeds from exercise of common stock warrants - related party | $						$ 300